10013496

NASDAQ®
THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

William Slattery
Vice President
Listing Qualifications

Received SEC
OCT 08 2010
Washington, DC 20549

CERTNAS

001-34822

Electronic Mail Only

October 8, 2010

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

By letter dated July 20, 2010, I advised you that the Exchange had received a Form 8-A from SurgiVision Inc. for registration of its Common Stock, par value $0.01 per share and the Exchange had approved the security for listing and registration upon official notice of issuance.

Since then, we have been advised that the company wishes to withdraw its application to list the security on the Exchange. Accordingly, we hereby withdraw our earlier certification of approval.

Sincerely,

William Slattery